PREFERRED SHARES SUBJECT TO MANDATORY REDEMPTION (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014
Preferred Shares Subject To Mandatory Redemption 1		500
Preferred Shares Subject To Mandatory Redemption 2		10.00%
Preferred Shares Subject To Mandatory Redemption 3		$ 1,000
Preferred Shares Subject To Mandatory Redemption 4		$ 500,000
Preferred Shares Subject To Mandatory Redemption 5		1,162,791
Preferred Shares Subject To Mandatory Redemption 6		$ 0.55
Preferred Shares Subject To Mandatory Redemption 7		1,162,791
Preferred Shares Subject To Mandatory Redemption 8		$ 0.43
Preferred Shares Subject To Mandatory Redemption 9		1,162,791
Preferred Shares Subject To Mandatory Redemption 10		$ 0.55
Preferred Shares Subject To Mandatory Redemption 11		10.00%
Preferred Shares Subject To Mandatory Redemption 12		0.43
Preferred Shares Subject To Mandatory Redemption 13		500.00028
Preferred Shares Subject To Mandatory Redemption 14		10.00%
Preferred Shares Subject To Mandatory Redemption 15		116,279
Preferred Shares Subject To Mandatory Redemption 16		$ 0.55
Preferred Shares Subject To Mandatory Redemption 17		78,000
Preferred Shares Subject To Mandatory Redemption 18		123,123
Preferred Shares Subject To Mandatory Redemption 19		10.00%
Preferred Shares Subject To Mandatory Redemption 20		955,927
Preferred Shares Subject To Mandatory Redemption 21		500,000
Preferred Shares Subject To Mandatory Redemption 1	500
Preferred Shares Subject To Mandatory Redemption 2	10.00%
Preferred Shares Subject To Mandatory Redemption 3	$ 1,000
Preferred Shares Subject To Mandatory Redemption 4	500,000
Preferred Shares Subject To Mandatory Redemption 5	1,162,791
Preferred Shares Subject To Mandatory Redemption 6	$ 0.55
Preferred Shares Subject To Mandatory Redemption 7	1,162,791
Preferred Shares Subject To Mandatory Redemption 8	$ 0.43
Preferred Shares Subject To Mandatory Redemption 9	1,162,791
Preferred Shares Subject To Mandatory Redemption 10	$ 0.55
Preferred Shares Subject To Mandatory Redemption 11	10.00%
Preferred Shares Subject To Mandatory Redemption 12	0.43
Preferred Shares Subject To Mandatory Redemption 13	247.17
Preferred Shares Subject To Mandatory Redemption 14	303,839
Preferred Shares Subject To Mandatory Redemption 15	46,456
Preferred Shares Subject To Mandatory Redemption 16	10,212
Preferred Shares Subject To Mandatory Redemption 17	252.83
Preferred Shares Subject To Mandatory Redemption 18	796,566
Preferred Shares Subject To Mandatory Redemption 19	$ 0.3174
Preferred Shares Subject To Mandatory Redemption 20	500.00028
Preferred Shares Subject To Mandatory Redemption 21	116,279
Preferred Shares Subject To Mandatory Redemption 22	$ 0.55
Preferred Shares Subject To Mandatory Redemption 23	78,000
Preferred Shares Subject To Mandatory Redemption 24	123,123
Preferred Shares Subject To Mandatory Redemption 25	955,927
Preferred Shares Subject To Mandatory Redemption 26	$ 500,000